OLD MUTUAL GLOBAL SHARES TRUST

GlobalShares FTSE All-World Fund

GlobalShares FTSE Emerging Markets Fund

GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund

GlobalShares FTSE All-World ex US Fund

GlobalShares FTSE Developed Countries ex US Fund

Supplement to the currently effective Prospectus for the above listed Funds:

1.	The shares of the following Funds are currently offered for purchase:

GlobalShares FTSE Emerging Markets Fund

GlobalShares FTSE Developed Countries ex US Fund

The shares of the other three Funds are not offered for purchase at this time.

2.
The shares of GlobalShares FTSE Emerging Markets Fund were subject to a 5:1 stock split today.  The number of shares constituting a Creation Unit of the Fund remains 100,000. The standard transaction fee for the creation or redemption of a Creation Unit of the Fund has been changed from $14,500 to $8,500. All references in the Prospectus to the Fund’s standard transaction fee for the creation or redemption of a Creation Unit are hereby amended accordingly.  Finally, the total costs in the last sentence of “What are the Costs of Investing? – Creation Transaction Fees and Redemption Transaction Fees” for the Fund are hereby changed to reflect an assumption of an investment of $2,000,000 in a Creation Unit and total costs of $24,980 if the Creation Unit is redeemed after one year, and $45,153 if the Creation Unit is redeemed after three years.

3.
The number of shares constituting a Creation Unit of GlobalShares FTSE Developed Countries ex US Fund has been changed from 600,000 to 100,000.  The standard transaction fee for the creation or redemption of a Creation Unit of the Fund has also been changed from $16,500 to $10,500.  All references in the Prospectus to the Fund’s Creation Unit size and standard transaction fee for the creation or redemption of a Creation Unit are hereby amended accordingly.  Finally, the total costs in the last sentence of “What are the Costs of Investing? – Creation Transaction Fees and Redemption Transaction Fees” for the Fund are hereby changed to reflect total costs of $29,953 if the Creation Unit is redeemed after one year, and $52,194 if the Creation Unit is redeemed after three years.

4.	The following language hereby replaces the first two paragraphs under the section titled “Portfolio Managers” on page 33:

Investment decisions for the Funds are made by investment teams at the Adviser.  The following individuals are jointly and primarily responsible for the day-to-day management of the Funds’ portfolios:

Craig Chambers

Mr. Chambers, a registered portfolio manager with the South African Financial Services Board, is the Chief Investment Officer of the Adviser. He is a CFA Charter holder and has a BCom degree with a postgraduate qualification in Business Administration.   He formerly sat on the South African Futures Examinations.  He has been an asset manager for 12 years, formerly with SCMB Assets Managers.

Anver Dollie

Mr. Dollie is the Deputy Chief Investment Officer of the Adviser and a Fund Manager, a position he has held the last two years.  Previously Mr. Dollie was employed by Old Mutual Asset Managers and, during his eight year tenure he performed a number of roles.  He began as an Investment Project Specialist, was promoted to Cash Management Specialist, Custodian Relationship Specialist and then to the role of 3rd Party Investment Chief Operating Officer.  Mr. Dollie holds a Chartered Institute of Secretaries and Administrators Certificate.

Old Mutual Global Shares Trust

10 High Street, Suite 302

Boston, MA 02110

Please Retain This Supplement for Future Reference

February 17, 2010

OLD MUTUAL GLOBAL SHARES TRUST

GlobalShares FTSE All-World Fund

GlobalShares FTSE Emerging Markets Fund

GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund

GlobalShares FTSE All-World ex US Fund

GlobalShares FTSE Developed Countries ex US Fund

Supplement to the currently effective Statement of Additional Information (the “SAI”) for the above listed Funds:

1.
The standard and maximum transaction fees for the creation or redemption of a Creation Unit of the Fund have been changed from $14,500 and $58,000, respectively, to $8,500 and $34,000. All references in the SAI to the Fund’s transaction fees for the creation or redemption of a Creation Unit are hereby amended accordingly.

2.
The number of shares constituting a Creation Unit of GlobalShares FTSE Developed Countries ex US Fund has been changed from 600,000 to 100,000.  The standard and maximum transaction fees for the creation or redemption of a Creation Unit of the Fund have also been changed from $16,500 and $66,000, respectively, to $10,500 and $42,000, respectively.  All references in the SAI to the Fund’s Creation Unit size and transaction fees for the creation or redemption of a Creation Unit are hereby amended accordingly.

3.	All references in the SAI to Loftie Botha are hereby deleted and replaced with Craig Chambers.

Old Mutual Global Shares Trust

10 High Street, Suite 302

Boston, MA 02110

Please Retain This Supplement for Future Reference

February 17, 2010